PROPERTY AND EQUIPMENT (Tables)	9 Months Ended
Jun. 30, 2012
PROPERTY AND EQUIPMENT [Abstract]
Schedule of Property and Equipment

	Estimated Life	June 30, 2012	September 30, 2011
Office equipment	5 years	$448,831	$836,041
Computer software	3 years	29,523	612,379
Furniture and fixtures	5 years	-	261,385
Leasehold improvements	2 - 5 years	1,030,845	1,026,470
		1,509,199	2,736,275
Less: accumulated depreciation		(1,154,556)	(2,483,440)

		$354,643	$252,835